Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure of intangible assets and goodwill [text block]
Note 10 - Intangible Assets

A.	Composition and changes

	Electricity supply agreements and concession agreements	Goodwill	Total
	USD in thousands
Cost
Balance as of January 1, 2021	93,527	-	93,527
Initial consolidation	16,974	148,023	164,997
Translation differences	(6,977)	105	(6,872)

Balance as of December 31, 2021	103,524	148,128	251,652

Initial consolidation	41,437	-	41,437
Others	(247)	-	(247)
Translation differences	(6,447)	-	(6,447)

Balance as of December 31, 2022	138,267	148,128	286,395

Amortization:
Balance as of January 1, 2021	2,953	-	2,953
Amortization (1)	1,483	-	1,483
Translation differences	157	-	157

Balance as of December 31, 2021	4,593	-	4,593

Amortization	2,141	-	2,141
Translation differences	(56)	-	(56)

Balance as of December 31, 2022	6,678	-	6,678

Depreciated cost as of December 31, 2021	98,931	148,128	247,059
Depreciated cost as of December 31, 2022	131,589	148,128	279,717

(1)	The amortization of the intangible assets is included under Costs of sales in the Consolidated Statements of Income and Other Comprehensive Income

C.	Impairment testing for cash-generating units containing goodwill

For the purpose of impairment testing, goodwill is allocated to Clenera which represent the lowest level within the Group at which goodwill is monitored for internal management purposes.

The aggregate carrying amounts of goodwill:

	As of December 31
	2022	2021
	USD thousands	USD thousands
Goodwill allocated to Clenera	148,128	148,128
	148,128	148,128

C.	Impairment testing for cash-generating units containing goodwill (Cony.)

The estimated recoverable amount of Clenera was higher than its carrying amount, and therefore there was no need for an impairment.

The recoverable amount of Clenera was based on its value in use and was determined by discounting the future cash flows to be generated from Clenera with the assistance of independent valuers. Value in use in 2022 was determined in a similar manner as in 2021. The carrying amount of the unit was determined to be lower than its recoverable amount and no impairment loss was recognized.

Key assumptions used in calculation of the recoverable amount

Key assumptions used in the calculation of recoverable amounts are discount rates, sponsor cash flows from projects in development, and Clenera’s cash flow from projects in early-stage development.

(1)       Discount rate
The after-tax discount rate was estimated based on past experience, and an industry average weighted average cost of capital.
Project cash flows were discounted at a discount rate of between 8.8%-9.8% based on the project’s development stage.

(2)       Sponsor Cash Flows
Sponsor cash flows relate to the cash flows at the equity level after tax equity partner, debt, and taxes.